UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

               Maxim Templeton(R) International Equity Portfolio


MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            252,057,024
      Cash denominated in foreign currencies (2)                                                                     69,720
      Cash                                                                                                           12,382
      Dividends and interest receivable                                                                             475,452
      Subscriptions receivable                                                                                      370,370
      Receivable for investments sold                                                                             1,527,706
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              254,512,654
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     243,212
      Redemptions payable                                                                                           481,816
      Payable for investments purchased                                                                             948,153
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           1,673,181
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            252,839,473
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              2,069,705
      Additional paid-in capital                                                                                211,973,643
      Net unrealized appreciation on investments and translation of assets and
      liabilities denominated in foreign currencies                                                              37,743,983
      Undistributed net investment income                                                                         2,647,512
      Accumulated net realized loss on investments                                                               (1,595,370)
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            252,839,473
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  12.22
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                                20,697,054

(1)  Cost of investments in securities:                                                            $            214,313,031
(2)  Cost of cash denominated in foreign currencies:                                                                 69,730

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                    $                103,453
      Dividends                                                                                                  4,454,042
      Foreign withholding tax                                                                                     (602,842)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               3,954,653
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Audit fees                                                                                                     4,536
      Bank and custodial fees                                                                                       63,380
      Investment administration                                                                                     40,289
      Management fees                                                                                            1,238,075
      Other expenses                                                                                                24,579
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total expenses                                                                                             1,370,859

      Less amount reimbursed by investment adviser                                                                  27,548
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net expenses                                                                                               1,343,311
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            2,611,342
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           7,109,372
      Change in net unrealized appreciation on investments                                                       6,697,866
      Change in net unrealized appreciation on translation of assets
      and liabilities denominated in foreign currencies                                                         (6,867,942)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments and translation of
      assets and liabilities denominated in foreign currencies                                                   6,939,296
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $              9,550,638
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                          2004                  2003
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------
                                                                                        UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                       $         2,611,342   $         2,774,857
      Net realized gain (loss) on investments                                               7,109,372             (535,895)
      Change in net unrealized appreciation on investments                                  6,697,866            36,967,303
      Change in net unrealized appreciation on translation of assets and
      liabilities denominated in foreign currencies                                       (6,867,942)            21,383,832
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

      Net increase in net assets resulting from operations                                  9,550,638            60,590,097
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                    0           (2,738,687)
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    56,186,756           121,905,595
      Reinvestment of distributions                                                                               2,738,687
      Redemptions of shares                                                              (57,874,102)          (82,918,881)
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

      Net increase (decrease) in net assets resulting from share transactions             (1,687,346)            41,725,401
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

      Total increase in net assets                                                          7,863,292            99,576,811

NET ASSETS:
      Beginning of period                                                                 244,976,181           145,399,370
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

      End of period  (1)                                                          $       252,839,473   $       244,976,181
                                                                                    ==================    ==================
                                                                                    ==================    ==================

OTHER INFORMATION:

SHARES:
      Sold                                                                                  4,677,280            12,621,156
      Issued in reinvestment of distributions                                                                       242,576
      Redeemed                                                                            (4,795,893)           (8,563,798)
                                                                                    ------------------    ------------------
                                                                                    ------------------    ------------------

      Net increase (decrease)                                                               (118,613)             4,299,934
                                                                                    ==================    ==================
                                                                                    ==================    ==================

(1) Including undistributed net investment income                                 $         2,647,512   $            36,170

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $       11.77  $       8.80         10.80 $      12.27  $      15.19  $      11.87

Income from Investment Operations

Net investment income                             0.13          0.13          0.06         0.10          0.10          0.16
Net realized and unrealized gain (loss)           0.32          2.97         (2.00)       (1.40)         0.08          3.39
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income (Loss) From
    Investment Operations                         0.45          3.10         (1.94)       (1.30)         0.18          3.55
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                                     (0.13)        (0.06)       (0.10)        (0.09)        (0.15)
From net realized gains                                                                   (0.07)        (3.01)        (0.08)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                               0.00         (0.13)        (0.06)       (0.17)        (3.10)        (0.23)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       12.22  $      11.77          8.80 $      10.80  $      12.27  $      15.19
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     3.82% o      35.34%       (18.02%)     (10.44%)        1.64%        29.91%

Net Assets, End of Period ($000)         $     252,839  $    244,976       145,399 $     96,911  $     94,174  $    101,354

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                       1.11% *       1.13%         1.19%        1.26%         1.25%         1.24%
    - After Reimbursement #                      1.09% *       1.12%         1.19%        1.23%         1.25%         1.23%

Ratio of Net Investment Income to
    Average Net Assets:
    - Before Reimbursement                       2.09% *       1.53%         0.74%        0.93%         0.73%         0.93%
    - After Reimbursement #                      2.11% *       1.54%         0.74%        0.96%         0.73%         0.94%

Portfolio Turnover Rate                         10.54% o      21.91%        25.79%       27.70%        65.41%        58.75%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Templeton(R) International Equity Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $2,355,991, $4,453,185, and 1.76%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC
        (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $27,703,536 and $23,899,034, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $214,313,031. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $45,281,011 and gross depreciation of securities in which there was an excess of tax cost over value of $7,537,018, resulting in net appreciation of $37,743,993.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on corporate reorganizations, and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,627,567, $2,460,519, and $4,448,319, expiring in the years 2009, 2010, and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $95,501.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Templeton (R) International Equity Portfolio

BONDS

INSURANCE RELATED --- 0.29%
    483,450 AXA                                                          632,892
            Convertible
            2.500% January 1, 2014
     50,095 AXA ~                                                         87,765
            Zero Coupon
            2.400% December 21, 2004
                                                                        $720,657

TOTAL BONDS --- 0.29%                                                   $720,657
(Cost $605,928)

COMMON STOCK

AEROSPACE & DEFENSE --- 2.08%
    722,040 BAE Systems PLC                                            2,864,355
    507,460 Rolls-Royce Group PLC                                      2,316,802
 25,373,000 Rolls-Royce Group PLC Class B*                                54,296
                                                                      $5,235,453

AIRLINES --- 0.35%
    178,584 British Airways PLC*                                         894,669
                                                                        $894,669

AUTO PARTS & EQUIPMENT --- 1.13%
     51,630 Compagnie Generale des Etablissements Michelin Class B     2,854,971
                                                                      $2,854,971

AUTOMOBILES --- 0.69%
     40,900 Volkswagen AG                                              1,727,701
                                                                      $1,727,701

BROADCAST/MEDIA --- 1.31%
     92,500 British Sky Broadcasting Group PLC                         1,046,264
    185,770 Pearson PLC                                                2,262,243
                                                                      $3,308,507

CHEMICALS --- 3.68%
     66,520 Akzo Nobel NV                                              2,446,561
     37,130 BASF AG                                                    1,987,214
     75,900 Bayer AG                                                   2,188,547
     52,440 Lonza Group AG*                                            2,656,753
                                                                      $9,279,075

COMPUTER SOFTWARE & SERVICES --- 1.60%
    114,930 Check Point Software Technologies Ltd*                     3,101,961
     51,000 Satyam Computer Services Ltd                                 943,500
                                                                      $4,045,461

ELECTRIC COMPANIES --- 2.16%
    185,730 Iberdrola SA                                               3,920,552
    165,310 Korea Electric Power Corp sponsored ADR                    1,514,240
                                                                      $5,434,792

ELECTRONIC INSTRUMENT & EQUIP --- 7.07%
     51,310 Celestica Inc*                                             1,021,416
    509,000 Hitachi Ltd                                                3,503,267
    112,552 Koninklijke Philips Electronics NV                         3,030,402
     21,670 Samsung Electronics #                                      4,453,185
     85,600 Sony Corp                                                  3,224,268
    643,000 Toshiba Corp*                                              2,586,968
                                                                     $17,819,506

ENGINEERING & CONSTRUCTION --- 0.78%
    285,606 Hanson PLC                                                 1,965,607
                                                                      $1,965,607

FINANCIAL SERVICES --- 1.35%
    472,560 Nordea AB                                                  3,395,733
                                                                      $3,395,733

FOOD & BEVERAGES --- 3.75%
    388,032 Cadbury Schweppes PLC                                      3,346,075
     12,200 Nestle SA                                                  3,253,593
    289,460 Unilever PLC                                               2,839,902
                                                                      $9,439,570

FOREIGN BANKS --- 6.49%
     29,900 Abbey National PLC                                           268,732
     13,564 Australia & New Zealand Banking Group Ltd                    173,252
     28,390 Banco Popular Espanol SA                                   1,603,379
    293,220 DBS Bank Ltd                                               2,451,373
    142,461 HSBC Holdings PLC                                          2,146,102
    167,210 Istituto Bancario San Paolo di Tornio                      2,014,017
     47,320 Kookmin Bank*                                              1,484,902
    232,020 Lloyds TSB Group PLC                                       1,816,667
     63,477 National Australia Bank Ltd                                1,320,288
     43,590 UBS AG                                                     3,071,557
                                                                     $16,350,269

GOLD, METALS & MINING --- 1.73%
     51,770 Companhia Vale do Rio Doce ADR                             2,024,207
    637,440 WMC Ltd                                                    2,344,535
                                                                      $4,368,742

HEALTH CARE RELATED --- 2.39%
    234,470 Alliance Unichem PLC*                                      2,778,756
    722,260 Mayne Nickless Ltd                                         1,715,661
     25,510 Merck KGAA                                                 1,536,319
                                                                      $6,030,736

HEAVY TRUCKS & PARTS --- 1.06%
     76,990 Volvo AB Class B*                                          2,677,753
                                                                      $2,677,753

HOMEBUILDING --- 0.86%
    121,070 Norske Skogindustrier ASA                                  2,157,130
                                                                      $2,157,130

HOTELS/MOTELS --- 0.85%
     50,820 Accor SA                                                   2,144,888
                                                                      $2,144,888

INSURANCE RELATED --- 8.01%
     73,450 ACE Ltd                                                    3,105,466
    583,037 AMP Ltd                                                    2,570,895
     62,880 AXA                                                        1,384,703
    122,960 ING Groep NV                                               2,902,226
     10,774 Muenchener Rueckver AG (registered)                        1,167,939
    227,520 Old Mutual PLC                                               431,175
    146,367 Riunione Adriatica di Sicurta SpA                          2,655,134
     46,900 Swiss Re                                                   3,046,403
     33,740 XL Capital Ltd Class A                                     2,546,020
     37,000 Yasuda Fire & Marine Insurance*                              378,087
                                                                     $20,188,048

INVESTMENT BANK/BROKERAGE FIRM --- 0.00%
    932,000 Peregrine Investments Holdings Ltd @*                              0
                                                                              $0

MACHINERY --- 0.41%
    170,000 Komatsu Ltd                                                1,029,831
                                                                      $1,029,831

MANUFACTURING --- 3.75%
     61,600 Atlas Copco AB Class A                                     2,285,585
    398,547 Billiton PLC                                               3,456,624
    252,986 Vestas Wind Systems A/S*                                   3,716,576
                                                                      $9,458,785

MEDICAL PRODUCTS --- 0.88%
    253,590 Shire Pharmaceuticals Group PLC*                           2,213,199
                                                                      $2,213,199

MISCELLANEOUS --- 2.73%
    342,500 Brambles Industries PLC                                    1,322,994
    253,255 Hutchison Whampoa Ltd                                      1,728,997
     53,218 Veba AG                                                    3,839,537
                                                                      $6,891,528

OFFICE EQUIPMENT & SUPPLIES --- 0.44%
     30,500 Seiko Epson Corp*                                          1,109,701
                                                                      $1,109,701

OIL & GAS --- 8.03%
    457,700 BP Amoco PLC                                               4,043,717
    201,210 Eni SpA*                                                   3,993,308
     51,850 IHC Caland NV                                              2,411,675
    160,600 Repsol YPF SA                                              3,519,021
    463,490 Shell Transport & Trading Co PLC                           3,399,981
     15,032 Total Fina Elf                                             2,865,837
                                                                     $20,233,539

PAPER & FOREST PRODUCTS --- 2.79%
  2,440,800 Carter Holt Harvey Ltd                                     3,208,562
    282,440 Stora Enso OYJ Class R                                     3,831,481
                                                                      $7,040,043

PHARMACEUTICALS --- 3.06%
     63,853 Aventis SA*                                                4,820,463
    142,570 Glaxosmithkline PLC                                        2,893,182
                                                                      $7,713,645

POLLUTION CONTROL --- 0.85%
    819,850 Rentokil Initial PLC                                       2,152,140
                                                                      $2,152,140

PRINTING & PUBLISHING --- 1.22%
    219,300 Reed Elsevier NV                                           3,079,003
                                                                      $3,079,003

RAILROADS --- 1.65%
        740 East Japan Railway Co                                      4,150,484
                                                                      $4,150,484

REAL ESTATE --- 1.16%
    395,000 Cheung Kong Holdings Ltd                                   2,911,934
                                                                      $2,911,934

SPECIALIZED SERVICES --- 1.76%
     50,300 ISS A/S                                                    2,486,492
    156,300 Securitas AB                                               1,950,391
                                                                      $4,436,883

TELEPHONE & TELECOMMUNICATIONS --- 10.74%
    116,340 BCE Inc                                                    2,316,821
    139,000 Chunghwa Telecom Co Ltd                                    2,451,960
    104,950 KT Corp sponsored ADR                                      1,893,298
        911 Nippon Telegraph & Telephone Corp                          4,867,461
    273,480 Portugal Telecom SGPS SA                                   2,951,310
    101,860 SK Telecom Co Ltd*                                         2,138,041
      1,650 Telecom Corp of New Zealand Ltd                                5,978
     74,185 Telefonica SA                                              3,310,877
     72,300 Telefonos de Mexico SA sponsored ADR Class L               2,405,421
    350,810 Telenor A/S                                                2,439,449
  1,040,710 Vodafone AirTouch PLC                                      2,283,667
                                                                     $27,064,283

TOYS --- 1.79%
     38,900 Nintendo Co Ltd                                            4,509,593
                                                                      $4,509,593

TRANSPORTATION --- 1.36%
    159,130 Deutsche Post AG                                           3,436,498
                                                                      $3,436,498

WATER --- 0.72%
     86,740 Suez SA                                                    1,805,656
                                                                      $1,805,656

TOTAL COMMON STOCK --- 90.68%                                       $228,555,356
(Cost $190,926,092)

SHORT-TERM INVESTMENTS

  1,080,000 Fannie Mae                                                 1,079,797
                  1.146%, July 7, 2004
  1,246,000 Fannie Mae                                                 1,245,761
                  1.168%, July 7, 2004
    550,000 Fannie Mae                                                   549,985
                  1.014%, July 2, 2004
 12,263,000 Fannie Mae                                                12,263,000
                  1.217%, July 1, 2004
    500,000 Federal Home Loan Bank                                       499,987
                  .984%, July 2, 2004
  1,500,000 Federal Home Loan Bank                                     1,499,953
                  1.146%, July 2, 2004
  2,000,000 Federal Home Loan Bank                                     2,000,000
                  1.004%, July 1, 2004
  1,100,000 Federal Home Loan Bank                                     1,100,000
                  1.267%, July 1, 2004
    900,000 Federal Home Loan Bank                                       899,835
                  1.116%, July 7, 2004
  1,643,000 Federal Home Loan Bank                                     1,642,693
                  1.136%, July 7, 2004
                                                                     $22,781,011

TOTAL SHORT-TERM INVESTMENTS --- 9.04%                               $22,781,011
(Cost $22,781,011)

TOTAL MAXIM TEMPLETON (R) INTERNATIONAL EQUITY PORTFOLIO --- 100%   $252,057,024
(Cost $214,313,031)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. @ Security has no market value at June 30, 2004. ~ For zero coupon bond, the interest rate shown is effective yield on the date of purchase. ADR - American Depository Receipt See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Summary of Investments by Country

Maxim Templeton(R) International Equity Portfolio
June 30, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Australia                                         $ 8,124,631                  3.22%
Bermuda                                             5,651,486                  2.24%
Brazil                                              2,024,207                  0.80%
Canada                                              3,338,237                  1.32%
Denmark                                             6,203,068                  2.46%
Finland                                             3,831,481                  1.52%
France                                             16,597,175                  6.58%
Germany                                            15,883,755                  6.30%
Hong Kong                                           6,787,033                  2.69%
India                                                 943,500                  0.37%
Israel                                              3,101,961                  1.23%
Italy                                               8,662,459                  3.44%
Japan                                              25,359,660                 10.06%
Korea                                              11,483,666                  4.56%
Mexico                                              2,405,421                  0.95%
Netherlands                                        13,869,867                  5.50%
New Zealand                                         3,214,540                  1.28%
Norway                                              4,596,579                  1.82%
Portugal                                            2,951,310                  1.17%
Singapore                                           2,451,373                  0.97%
Spain                                              12,353,829                  4.90%
Sweden                                             10,309,462                  4.09%
Switzerland                                        12,028,306                  4.77%
Taiwan                                              2,451,960                  0.97%
United Kingdom                                     44,651,047                 17.75%
United States                                      22,781,011                  9.04%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 252,057,024                100.00%
                                    ==========================   ====================
                                    ==========================   ====================


ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004